Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of Inventory

	March 31,	December 31,
	2016	2015
Raw materials	$40,989	$43,117
Work in process	42,138	36,861
Finished goods	77,371	92,790
Packaging	5,733	-
Keg inventory	12,071	22,546
Less: reserve for obsolete inventory	(16,500)	(16,500)

Total Inventory	$161,802	$178,814

	2015	2014
Raw materials	$43,117	$44,346
Work in process	36,861	48,781
Finished goods	92,790	132,942
Keg inventory	22,546	3,584
Less: reserve for obsolete inventory	(16,500)	(16,500)

Total Inventory	$178,814	$213,143

Schedule of Property and equipment
Building improvements	20 years
Leasehold improvements	10 years
Brewery equipment	3 - 20 years
Furniture and fixtures	5 years
Software	3 years
Vehicles	5 - 10 years

Building improvements	20 years
Leasehold improvements	10 years
Brewery equipment	3 - 20 years
Furniture and fixtures	5 years
Software	3 years
Vehicles	5 - 10 years